UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-6195

Strong Income Funds, Inc., on behalf of the Strong Advisor Municipal Bond Fund, Strong Corporate Income Fund, Strong High-Yield Bond Fund, Strong Short-Term Income Fund, and Strong Short-Term High Yield Bond Fund (Exact name of registrant as specified in charter)

P.O. Box 2936 Milwaukee, WI 53201
(Address of principal executive offices) (Zip code)

Gilbert L. Southwell III, Strong Capital Management, Inc.
P.O. Box 2936
Milwaukee, WI 53201
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 359-3400

Date of fiscal year end:  October 31, 2004

Date of reporting period:  July 31, 2004


Item 1.   Schedule of Investments

Strong Advisor Municipal Bond Fund
July 31, 2004 (Unaudited)
                                                                              Shares or
                                                                          Principal Amount          Value
-------------------------------------------------------------------------------------------------------------
Municipal Bonds 94.6%
Alaska 0.1%
Northern Tobacco Securitization Corporation Tobacco Settlement
Revenue, 5.60%, Due 6/01/09                                                   $    205,000        $  206,794
Arizona 1.4%
Arizona Health Facilities Authority Hospital System Revenue -
Phoenix Children's Hospital Project:
    5.30%, Due 11/15/08                                                             25,000            24,719
    5.375%, Due 2/15/18                                                            290,000           261,000
    5.50%, Due 11/15/10                                                             30,000            29,550
    5.875%, Due 2/15/27                                                             75,000            66,938
    6.125%, Due 11/15/22                                                           140,000           131,250
    6.25%, Due 11/15/29                                                            100,000            93,125
Verrado, Arizona Community Facilities District Number 1 GO:
    6.00%, Due 7/15/13                                                           1,300,000         1,298,375
    6.50%, Due 7/15/27                                                           1,000,000         1,013,750
                                                                                          -------------------
                                                                                                   2,918,706

California 15.7%
Bakersfield, California COP, Zero %, Due 4/15/21 (f)                             6,800,000         2,881,500
California PCFA PCR - San Diego Gas & Electric Company Project:
     5.90%, Due 6/01/14                                                          2,200,000         2,455,750
     6.80%, Due 6/01/15                                                            600,000           714,000
California Statewide Communities Development Authority MFHR - Santee
Court Apartments Project, 7.50%, Due 11/20/36                                      800,000           821,000
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue:
    6.50%, Due 1/01/32 (Pre-Refunded to $100 on 1/01/07)                         6,000,000         6,622,500
    Zero%, Due 1/01/19 (f)                                                       5,000,000         2,462,500
Golden State Tobacco Securitization Corporation Asset-Backed Tobacco
Settlement Revenue:
    5.375%, Due 6/01/28                                                          3,000,000         3,003,750
    5.50%, Due 6/01/33                                                           1,000,000         1,006,250
    5.625%, Due 6/01/38                                                          2,000,000         2,022,500
    7.80%, Due 6/01/42                                                           1,500,000         1,526,250
Madera County, California COP - Valley Children's Hospital, 6.50%,
Due 3/15/15 (e)                                                                  1,000,000         1,206,250
Napa-Vallejo Waste Management Authority Revenue Refunding - Solid
Waste Transfer Facility Project, 4.30%, Due 2/15/10                                225,000           224,719
Pittsburg, California Redevelopment Agency Tax Allocation - Los
Medanos Community Development Project, Zero %, Due 8/01/19                       2,000,000           937,500
Port Hueneme, California Redevelopment Agency Tax Allocation
Refunding - Central Community Project, 5.50%, Due 5/01/14 (e)                    1,800,000         2,025,000
Roseville, California Joint Union High School District GO, Zero %,
Due 8/01/15 (e)                                                                  1,000,000           607,500
Santa Clara County, California Financing Authority Lease Revenue -
VMC Facility Replacement Project, 7.75%, Due 11/15/08 (e)                        1,000,000         1,198,750
Santa Rosa, California Rancheria Tachi Yokut Tribe Enterprise
Revenue, 5.50%, Due 3/01/08                                                      2,000,000         2,032,500
                                                                                          -------------------
                                                                                                  31,748,219

Colorado 5.8%
Arapahoe County, Colorado Capital Improvement Trust Fund Highway
Revenue, 7.00%, Due 8/31/26 (Pre-Refunded to $103 on 8/31/05)                    5,000,000         5,444,250
Colorado Educational and Cultural Facilities Authority Revenue:
    Charter School-Bromley East Project, 7.25%, Due 9/15/30                      1,250,000         1,248,438
    Heritage Christian School Project, 7.50%, Due 6/01/34                        1,000,000           997,500
Colorado Educational and Cultural Facilities Authority Revenue
Refunding:
    Charter School-Cherry Creek Academy Project, 6.00%, Due 4/01/30                 50,000            50,250
    Denver Academy Project, 6.25%, Due 11/01/13                                    505,000           496,794
Colorado Health Facilities Authority Retirement Facilities Revenue,
Zero %, Due 7/15/24 (e) (f)                                                      1,450,000           503,875
Colorado Public Highway Authority Revenue, Zero %, Due 9/01/16 (e)               5,000,000         2,825,000
Denver, Colorado Health and Hospital Authority Healthcare Revenue,
5.25%, Due 12/01/09                                                                 85,000            87,869
                                                                                          -------------------
                                                                                                  11,653,975

Connecticut 0.9%
Connecticut Special Tax Obligation Revenue - Transportation
Infrastructure Project, 6.50%, Due 10/01/12                                      1,500,000         1,792,500

District of Columbia 0.2%
District of Columbia Tobacco Settlement Financing Corporation
Asset-Backed Revenue:
    5.375%, Due 5/15/10                                                            270,000           267,300
    5.70%, Due 5/15/12                                                             165,000           159,638
                                                                                          -------------------
                                                                                                     426,938

Florida 8.0%
Capital Trust Agency Revenue - Seminole Tribe Convention Project,
10.00%, Due 10/01/33                                                             3,000,000         3,630,000
Fiddlers Creek Community Development District Special Assessment
Revenue, 5.80%, Due 5/01/21                                                        965,000           960,175
Northern Palm Beach County Improvement District Water Control and
Improvement Special Assessment Revenue, 7.30%, Due 8/01/27
(Pre-Refunded to $102 on 8/01/06)                                                3,000,000         3,363,750
Orange County, Florida Health Facilities Authority First Mortgage
Revenue - Orlando Lutheran Towers Project, 8.75%, Due 7/01/26                    2,000,000         2,080,000
Orlando, Florida Utilities Commission Water and Electric Revenue
Refunding, 6.75%, Due 10/01/17 (f)                                               5,000,000         6,100,000
                                                                                          -------------------
                                                                                                  16,133,925

Georgia 11.1%
Atlanta, Georgia Airport Revenue Refunding (e):
    5.50%, Due 1/01/26 (Pre-Refunded to $101 on 1/01/10)                         3,000,000         3,375,000
    6.25%, Due 1/01/14                                                           3,070,000         3,388,513
Atlanta, Georgia Metropolitan Rapid Transit Authority Sales Tax
Revenue Refunding, 6.25%, Due 7/01/20 (e)                                        4,930,000         5,989,950
Georgia GO:
    6.25%, De 3/01/11                                                            4,300,000         5,014,875
    6.75%, Due 12/01/12 (b)                                                      1,000,000         1,221,250
Georgia Municipal Electric Authority Revenue, 5.25%, Due 1/01/14 (e)             2,000,000         2,202,500
Richmond County, Georgia Development Authority Revenue, Zero %, Due
12/01/21 (f)                                                                     2,825,000         1,151,188
                                                                                          -------------------
                                                                                                  22,343,275

Illinois 1.5%
Aurora, Illinois Tax Increment Revenue, 5.85%, Due 12/30/13                      1,240,000         1,243,100
Illinois HDA MFHR, 5.00%, Due 7/01/25 (e)                                        1,310,000         1,310,131
Illinois Health Facilities Authority Revenue - Condell Medical
Center Project, 7.00%, Due 5/15/22                                                 450,000           493,875
                                                                                          -------------------
                                                                                                   3,047,106

Iowa 0.1%
Tobacco Settlement Authority Asset-Backed Revenue, 5.50%, Due 6/01/12              310,000           299,925

Massachusetts 5.5%
Massachusetts Bay Transportation Authority Revenue Refunding -
Massachusetts General Transportation System Project, 7.00%, Due
3/01/14                                                                          3,385,000         4,117,006
Massachusetts GO, 5.25%, Due 6/01/17 (Pre-Refunded to $100 on
6/01/10)                                                                         3,000,000         3,300,000
Massachusetts Water Pollution Abatement Trust Revenue, 6.00%, Due
8/01/17                                                                          3,000,000         3,585,000
                                                                                          -------------------
                                                                                                  11,002,006

Missouri 1.1%
Missouri Environmental Improvement and Energy Resources Authority
Water PCR Refunding - Revolving Fund Project, 5.50%, Due 7/01/16                 2,000,000         2,280,000

Nevada 5.4%
Clark County, Nevada Improvement District Refunding, 5.70%, Due
2/01/17                                                                            200,000           199,250
Clark County, Nevada School District Building and Renovation GO,
5.25%, Due 6/15/17 (Pre-Refunded to $101 on 6/15/07) (e)                         5,045,000         5,517,969
Nevada GO, 5.50%, Due 11/01/25 (e)                                               5,000,000         5,125,000
                                                                                          -------------------
                                                                                                  10,842,219

New Jersey 4.5%
New Jersey Health Care Facilities Financing Authority Revenue:
    Capital Health System Obligation Group Project, 5.125%, Due
7/01/12                                                                            335,000           342,119
    Raritan Bay Medical Center Project, 7.25%, Due 7/01/14                         700,000           726,943
New Jersey Transportation Trust Fund Authority Transportation System
Revenue:
    5.00%, Due 6/15/17                                                           5,000,000         5,225,000
    6.00%, Due 12/15/19 (Pre-Refunded to $100 on 12/15/11)                       1,000,000         1,165,000
Tobacco Settlement Financing Corporation Asset-Backed Revenue:
    5.50%, Due 6/01/11                                                             275,000           270,531
    6.125%, Due 6/01/42                                                          1,600,000         1,286,000
                                                                                          -------------------
                                                                                                   9,015,593

New Mexico 1.1%
Farmington, New Mexico PCR Refunding - Public Service Company of San
Juan Project:
    6.30%, Due 12/01/16                                                          1,000,000         1,066,250
    6.375%, Due 4/01/22                                                          1,000,000         1,068,750
                                                                                          -------------------
                                                                                                   2,135,000

New York 11.6%
Nassau County, New York GO Refunding - Comb Sewer Districts Project,
5.45%, Due 1/15/15 (e)                                                           1,000,000         1,117,500
New York Dormitory Authority Revenue:
    City University System Project, 5.625%, Due 7/01/16 (e)                      1,000,000         1,145,000
    Department of Health Project, 5.75%, Due 7/01/17 (Pre-Refunded
to $102 on 7/01/06)                                                              2,810,000         3,073,438
    Mental Health Project, 5.50%, Due 8/15/17 (Pre-Refunded to $102
on 2/15/07)                                                                          5,000             5,500
    State University Adult Facilities Project, 5.75%, Due 5/15/16 (e)            1,000,000         1,155,000
    State University Educational Facilities Project, 5.50%, Due
5/15/19                                                                          2,500,000         2,762,500
New York Local Assistance Corporation Revenue Refunding, 6.00%, Due
4/01/14                                                                          5,000,000         5,756,250
New York, New York City Municipal Water Finance Authority Water and
Sewer Systems Revenue, 6.00%, Due 6/15/33 (Pre-Refunded to $101 on
6/15/10)                                                                         2,025,000         2,349,000
New York, New York City Transitional Finance Authority Revenue,
5.875%, Due 11/01/17                                                             1,000,000         1,120,000
New York, New York GO, 6.00%, Due 8/01/17                                        1,500,000         1,620,000
New York Thruway Authority Service Contract Revenue - Local Highway
and Bridge Project, 5.75%, Due 4/01/19 (Pre-Refunded to $101 on
4/01/09) (e)                                                                     1,000,000         1,131,250
Orange County, New York GO, 5.125%, Due 9/01/19                                  1,000,000         1,043,750
Tompkins County, New York Industrial Development Agency Revenue -
Civic Facility-Cornell University Lake Project, 5.625%, Due 7/01/20
(Pre-Refunded to $101 on 7/01/10)                                                1,000,000         1,135,000
                                                                                          -------------------
                                                                                                  23,414,188

Ohio 1.3%
Miami County, Ohio Hospital Facility Revenue Refunding and
Improvement - Upper Valley Medical Center Project, 6.25%, Due 5/15/16            2,500,000         2,584,375

Puerto Rico 5.5%
Commonwealth of Puerto Rico Aqueduct and Sewer Authority Revenue
Refunding, 6.25%, Due 7/01/12                                                    1,525,000         1,778,531
Commonwealth of Puerto Rico Capital Appreciation GO Refunding, Zero
%, Due 7/01/17 (e)                                                               1,000,000           566,250
Commonwealth of Puerto Rico GO, 5.65%, Due 7/01/15 (e)                           1,000,000         1,155,000
Commonwealth of Puerto Rico Highway and Transportation Authority
Revenue (e):
    Zero %, Due 7/01/16                                                          1,765,000         1,059,000
    5.75%, Due 7/01/19                                                           1,500,000         1,678,125
Commonwealth of Puerto Rico Infrastructure Financing Authority
Special Oligation Revenue, 5.50%, Due 10/01/17 (f)                               1,000,000         1,092,500
Commonwealth of Puerto Rico Public Improvement GO:
    5.25%, Due 7/01/12                                                           1,000,000         1,098,750
    5.25%, Due 7/01/17                                                           2,000,000         2,162,500
Puerto Rico Public Buildings Authority Guaranteed Revenue Refunding
- Government Facilities Project, 5.50%, Due 7/01/16                                400,000           446,000
                                                                                          -------------------
                                                                                                  11,036,656

South Carolina 3.1%
Connector 2000 Association, Inc. Senior Capital Appreciation Toll
Road Revenue:
    Zero %, Due 1/01/27                                                          5,000,000           537,500
    Zero %, Due 1/01/36                                                          5,000,000           306,250
Greenville County, South Carolina School District Installment
Purchase Revenue Refunding - Building Equity Sooner Tomorrow
Project, 6.00%, Due 12/01/21                                                     3,000,000         3,326,250
South Carolina Jobs EDA Hospital Facilities Revenue Refunding and
Improvement - Palmetto Health Alliance Project, 6.875%, Due 8/01/27              2,000,000         2,165,000
                                                                                          -------------------
                                                                                                   6,335,000

Texas 5.4%
Capital Area HFC Revenue, Zero %, Due 1/01/16 (e) (f)                            1,560,000           916,500
Harris County, Texas Municipal Utility District Number 368 GO,
6.125%, Due 9/01/29 (e)                                                          1,100,000         1,192,125
La Joya, Texas Independent School District GO, 5.50%, Due 2/15/25 (e)            3,000,000         3,127,500
Lubbock, Texas Housing Finance Corporation Capital Appreciation
Revenue, Zero %, Due 10/01/15 (f)                                                7,725,000         4,654,313
Texas Water Development Board Revenue - Revolving Fund Project,
4.75%, Due 7/15/20                                                               1,000,000         1,010,000
                                                                                          -------------------
                                                                                                  10,900,438

Utah 0.9%
Intermountain Power Agency Power Supply Revenue, 6.15%, Due 7/01/14
(f)                                                                              1,580,000         1,718,250

Virgin Islands 0.5%
Virgin Islands Public Finance Authority Gross Receipts Taxes Loan
Revenue, 6.375%, Due 10/01/19                                                    1,000,000         1,112,500

Virginia 0.8%
Pittsylvania County, Virginia IDA Exempt Facility Revenue -
Multitrade of Pittsylvania Project, 7.55%, Due 1/01/19                           1,650,000         1,709,664

Wisconsin 3.1%
Badger Tobacco Asset Securitization Corporation Revenue:
    5.75%, Due 6/01/11                                                           1,080,000         1,081,350
    5.75%, Due 6/01/12                                                              90,000            89,212
    6.00%, Due 6/01/17                                                           1,840,000         1,688,200
Southeast Wisconsin Professional Baseball Park District Sales Tax
Revenue Refunding, 5.50%, Due 12/15/16 (e)                                       2,800,000         3,164,000
Wisconsin Health and EFA Revenue - Blood Center Southeastern
Project, 5.50%, Due 6/01/24                                                        250,000           249,688
                                                                                          -------------------
                                                                                                   6,272,450
-------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Cost $174,208,069)                                                        190,929,700
-------------------------------------------------------------------------------------------------------------
Variable Rate Municipal Bonds 1.9%
California 1.0%
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Zero%, Due 1/01/10 (Rate Reset Effective 1/01/05) (f)                            1,695,000         1,925,944

Missouri 0.9%
St. Charles County, Missouri IDA MFHR Refunding - Vanderbilt Apartments
Project, 5.00%, Due 2/01/29 (Mandatory Put at $100 on 2/01/09)                   1,850,000         1,873,125
-------------------------------------------------------------------------------------------------------------
Total Variable Rate Municipal Bonds (Cost $3,179,499)                                              3,799,069
-------------------------------------------------------------------------------------------------------------
Swap Options Purchased 0.1%
Five Year 4.87% Interest Rate Swap, Expires 7/14/05                              9,800,000           193,119
-------------------------------------------------------------------------------------------------------------
Total Swap Options Purchased (Cost $203,840)                                                         193,119
-------------------------------------------------------------------------------------------------------------
Short-Term Investments (a) 0.7%
Municipal Bonds 0.5%
Arizona 0.0%
Arizona Health Facilities Authority Hospital System Revenue -
Phoenix Children's Hospital Project, 5.00%, Due 11/15/04                           100,000           100,044

New York 0.5%
Lyons, New York Community Health Initiatives Corporation Facility
Revenue, 6.80%, Due 9/01/24 (Pre-Refunded to $102 on 9/01/04)                      940,000           962,767
                                                                                          -------------------
Total Municipal Bonds                                                                              1,062,811

Municipal Money Market Funds 0.2%
Multiple States

Strong Tax-Free Money Fund (c)                                                     430,000           430,000
-------------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $1,467,033)                                                     1,492,811
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $179,058,441) 97.3%                                        196,414,699
Other Assets and Liabilities, Net 2.7%                                                             5,354,870
-------------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                               $201,769,569
=============================================================================================================

FUTURES
-------------------------------------------------------------------------------------------------
                                        Expiration Date    Underlying Face     Unrealized
                                                           Amount at Value     Appreciation/
                                                                              (Depreciation)
-------------------------------------------------------------------------------------------------
Sold:
25 Ten-Year U.S. Treasury Notes              9/04          $   (2,767,969)      $  10,831

LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a maturity of less than one year and investments in money market funds.
(b) All or a portion of security pledged to cover margin requirements for futures contracts.
(c) Affiliated issuer.
(d) All or a portion of security is when-issued.
(e) Security backed by credit enhancement in the form of a letter of credit and/or insurance.
(f) Escrowed to maturity.

For fixed rate bonds, maturity date represents actual maturity. For variable rate bonds, maturity date represents the longer of the next put date or interest adjustment date.

Percentages are stated as a percent of net assets.


ABBREVIATIONS
------------------------------------------------------------------------------
The following is a list of abbreviations that may be used in the Schedules of Investments in Securities:
BAN    --- Bond Anticipation Notes
BP     --- Basis Points
CDA    --- Commercial Development Authority
CDR    --- Commercial Development Revenue
COP    --- Certificates of Participation
DFA    --- Development Finance Authority
EDA    --- Economic Development Authority
EDC    --- Economic Development Corporation
EDFA   --- Economic Development Finance Authority
EDR    --- Economic Development Revenue
EFA    --- Educational Facilities Authority
EXTRAS --- Extendable Rate Adjustable Securities
GO     --- General Obligation
HDA    --- Housing Development Authority
HDC    --- Housing Development Corporation
HFA    --- Housing Finance Authority
HFC    --- Housing Finance Corporation
IBA    --- Industrial Building Authority
IBR    --- Industrial Building Revenue
IDA    --- Industrial Development Authority
IDB    --- Industrial Development Board
IDC    --- Industrial Development Corporation
IDFA   --- Industrial Development Finance Authority
IDR    --- Industrial Development Revenue
IFA    --- Investment Finance Authority
MERLOT --- Municipal Exempt Receipt - Liquidity Optional Tender
MFHR   --- Multi-Family Housing Revenue
MFMR   --- Multi-Family Mortgage Revenue
PCFA   --- Pollution Control Financing Authority
PCR    --- Pollution Control Revenue
RAN    --- Revenue Anticipation Notes
SFHR   --- Single Family Housing Revenue
SFMR   --- Single Family Mortgage Revenue
TAN    --- Tax Anticipation Notes
TRAN   --- Tax and Revenue Anticipation Notes

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Corporate Income Fund
July 31, 2004 (Unaudited)
                                                                                     Shares or
                                                                                  Principal Amount      Value
--------------------------------------------------------------------------------------------------------------------
Corporate Bonds 82.7%
AT&T Wireless Services, Inc. Senior Notes, 7.35%, Due 3/01/06                            $  150,000       $ 159,895
America Movil SA de CV Guaranteed Senior Yankee Notes, 5.50%, Due 3/01/14 (b)               100,000          93,836
American General Finance Corporation Notes, Series H, 4.50%, Due 11/15/07                   175,000         178,446
Anheuser Busch Companies, Inc. Notes, 5.375%, Due 9/15/08                                   250,000         262,087
Astoria Financial Corporation Notes, 5.75%, Due 10/15/12                                     50,000          50,516
BNP Paribas Subordinated Notes, 7.20%, Due 1/15/07                                          350,000         379,930
Bank of America Corporation Senior Notes, 5.375, Due 6/15/14                                200,000         201,274
Bear Stearns Companies, Inc. Senior Notes, 6.75%, Due 12/15/07                              250,000         271,484
Bottling Group LLC Senior Notes, 4.625%, Due 11/15/12                                       300,000         294,919
Burlington Northern Santa Fe Corporation Notes, 7.125%, Due 12/15/10                        150,000         169,004
CIT Group, Inc. Notes, 6.50%, Due 2/07/06                                                   100,000         105,296
CIT Group, Inc. Senior Notes, 2.875%, Due 9/29/06                                           200,000         198,018
Capital One Bank Notes, 4.875%, Due 5/15/08                                                 200,000         203,883
Cendant Corporation Senior Notes, 6.25%, Due 1/15/08                                        100,000         107,375
ChevronTexaco Capital Company Notes, 3.50%, Due 9/17/07                                     350,000         350,693
Cingular Wireless LLC Senior Notes, 6.50%, Due 12/15/11                                     165,000         178,387
Citigroup, Inc. Subordinated Notes, 5.625%, Due 8/27/12                                     240,000         249,939
Clear Channel Communications, Inc. Senior Notes, 4.625%, Due 1/15/08                        100,000         101,073
Columbus Southern Power Company Senior Notes, 5.50%, Due 3/01/13                            100,000         101,835
Comcast Corporation Senior Notes:
   5.85%, Due 1/15/10                                                                        90,000          94,625
   6.50%, Due 1/15/15                                                                       200,000         210,830
Conagra Foods, Inc. Senior Notes, 9.875%, Due 11/15/05                                      100,000         108,195
Cons Edison Company of New York, Inc. Debentures, 3.85%, Due 6/15/13                        125,000         114,122
Core Investment Grade Trust Pass-Thru Certificates, 4.727%, Due 11/30/07                    150,000         153,465
Countrywide Home Loans, Inc. Medium-Term Notes, Series K, 3.50%, Due 12/19/05               250,000         252,363
Cox Communications, Inc. Notes, 7.75%, Due 8/15/06                                          180,000         195,569
Credit Suisse First Boston USA, Inc. Notes:
   4.625%, Due 1/15/08                                                                      300,000         307,081
   6.50%, Due 1/15/12                                                                       100,000         108,683
DaimlerChrysler North America Holding Corporation Notes:
   7.75%, Due 1/18/11                                                                       200,000         225,918
   Series A, Tranche #1, 7.375%, Due 9/15/06                                                225,000         241,557
Deutsche Telekom International Finance BV Yankee Notes, 3.875%, Due 7/22/08                  50,000          49,545
RR Donnelley & Sons Company Senior Notes, 4.95%, Due 4/01/14 (b)                            110,000         106,182
EOP Operating LP Notes, 6.75%, Due 2/15/12                                                  165,000         179,127
Encana Corporation Yankee Notes, 4.60%, Due 8/15/09                                         100,000         100,731
Exelon Generation Company LLC Notes, 5.35%, Due 1/15/14 (b)                                 150,000         147,693
FPL Group Capital, Inc. Guaranteed Debentures, 3.25%, Due 4/11/06                           200,000         201,181
FedEx Corporation Notes, 2.65%, Due 4/01/07 (b)                                             100,000          97,594
First Union Corporation Subordinated Notes, 7.80%, Due 9/15/06                              250,000         275,048
Florida Power and Light Company First Mortgage Bonds, 4.85%, Due 2/01/13                    100,000          99,717
Ford Motor Credit Company Notes:
   6.50%, Due 1/25/07                                                                       300,000         316,564
   7.375%, Due 2/01/11                                                                      200,000         212,528
France Telecom SA Yankee Notes, 8.75%, Due 3/01/11 (Rate Reset Effective 9/01/04)           175,000         204,448
Fund American Companies, Inc. Guaranteed Senior Notes, 5.875%, Due 5/15/13                  100,000          99,775
General Dynamics Corporation Notes, 3.00%, Due 5/15/08                                      100,000          97,200
General Electric Capital Corporation Notes:
   4.625%, Due 9/15/09                                                                      185,000         188,379
   5.875%, Due 2/15/12                                                                      545,000         578,741
General Motors Acceptance Corporation Notes, 6.875%, Due 8/28/12                            345,000         351,750
General Motors Corporation Notes, 7.20%, Due 1/15/11                                        330,000         345,393
Goldman Sachs Group, Inc. Notes:
   4.125%, Due 1/15/08                                                                      100,000         100,891
   7.625%, Due 8/17/05                                                                      225,000         236,482
Goldman Sachs Group, Inc. Senior Notes, 5.15%, Due 1/15/14                                  100,000          97,685
Harrahs Operating, Inc. Senior Notes, 7.125%, Due 6/01/07                                   180,000         193,743
Hewlett Packard Company Notes, 6.50%, Due 7/01/12                                           100,000         110,104
Household Finance Corporation Notes:
   6.375%, Due 11/27/12                                                                     275,000         295,719
   6.50%, Due 1/24/06                                                                        90,000          94,849
Huntington National Bank Senior Notes, 3.125%, Due 5/15/08                                  150,000         145,516
Husky Energy, Inc. Yankee Notes, 6.15%, Due 6/15/19                                         100,000         101,739
Hutchison Whampoa International, Ltd. Guaranteed Yankee Notes, 6.25%, Due
1/24/14 (b)                                                                                 230,000         226,835
International Bank for Reconstruction and Development Yankee Bonds, 4.375%, Due
9/28/06                                                                                      40,000          41,186
International Lease Finance Corporation Notes, 5.875%, Due 5/01/13                           50,000          51,870
International Paper Company Notes, 5.85%, Due 10/30/12                                      150,000         154,276
JP Morgan Chase & Company Subordinated Notes, 6.75%, Due 8/15/08                            300,000         329,150
Korea Development Bank Yankee Notes, 5.75%, Due 9/10/13                                     100,000         101,579
Kraft Foods, Inc. Notes:
   4.625%, Due 11/01/06                                                                     100,000         102,592
   5.25%, Due 6/01/07                                                                       125,000         130,466
Kroger Company Notes, 6.75%, Due 4/15/12                                                    100,000         109,538
Lehman Brothers Holdings, Inc. Notes, 4.00%, Due 1/22/08                                    250,000         250,822
Liberty Media Corporation Senior Notes, 3.50%, Due 9/25/06                                  150,000         149,514
M&T Bank Corporation Floating Rate Subordinated Notes, 3.85%, Due 4/01/13                   250,000         246,501
MBNA Corporation Notes, 5.625%, Due 11/30/07                                                 55,000          57,754
Merrill Lynch & Company, Inc. Medium-Term Notes:
   2.07%, Due 6/12/06                                                                       100,000          99,293
   Tranche #312, 4.00%, Due 11/15/07                                                        180,000         181,398
Morgan Stanley Notes:
   5.30%, Due 3/01/13                                                                       150,000         149,668
   5.80%, Due 4/01/07                                                                       280,000         296,400
Morgan Stanley Tracers, 6.796%, Due 6/15/12 (b)                                              84,000          91,180
Motorola, Inc. Notes, 7.625%, Due 11/15/10                                                  100,000         113,983
National Rural Utilities Cooperative Finance Corporation Collateral Trust Notes,
6.00%, Due 5/15/06                                                                           50,000          52,600
National Rural Utilities Cooperative Finance Corporation Notes, 5.75%, Due
8/28/09                                                                                     350,000         371,487
News America Holdings, Inc. Debentures, 8.25%, Due 8/10/18                                  170,000         205,898
NiSource Finance Corporation Notes, 7.625%, Due 11/15/05                                     50,000          52,910
Northern States Power Company First Mortgage Bonds, Series B, 8.00%, Due 8/28/12            150,000         180,122
PCCW-HKT Capital Number 2, Ltd. Guaranteed Notes, 6.00%, Due 7/15/13 (b)                     75,000          75,275
Pan American Energy LLC Yankee Notes, 6.625%, Due 9/15/05                                   300,000         313,544
Pemex Project Funding Master Trust Guaranteed Notes, 6.125%, Due 8/15/08                     90,000          93,375
Pioneer Natural Resources Company Senior Notes, 6.50%, Due 1/15/08                          100,000         107,773
Principal Life Global Funding I Medium-Term Notes, Tranche #23, 3.625%, Due
4/30/08 (b)                                                                                 250,000         248,512
Procter & Gamble Company Notes, 6.875%, Due 9/15/09                                         165,000         185,956
Province of Quebec Notes, 5.00%, Due 7/17/09                                                165,000         170,650
Public Service Company of Colorado Corporate Notes, 7.875%, Due 10/01/12                     85,000         101,381
Regency Centers LP Notes, 7.95%, Due 1/15/11                                                180,000         206,786
Republic Services, Inc. Notes, 7.125%, Due 5/15/09                                          100,000         112,059
Simon Property Group LP Notes, 7.125%, Due 2/09/09                                          150,000         166,049
Southwestern Electric Power Company First Mortgage Bonds, 7.00%, Due 9/01/07                150,000         163,564
Sprint Capital Corporation Notes:
   6.125%, Due 11/15/08                                                                     140,000         148,444
   8.375%, Due 3/15/12                                                                      100,000         117,333
SunTrust Banks, Inc. Notes, 5.05%, Due 7/01/07                                              200,000         208,274
TXU Energy Company LLC Senior Notes, 6.125%, Due 3/15/08                                    200,000         211,976
Target Corporation Notes, 6.35%, Due 1/15/11                                                165,000         180,588
Telefonos de Mexico SA Yankee Notes, 4.50%, Due 11/19/08                                    100,000          98,277
Time Warner Entertainment Company LP Senior Notes, 8.875%, Due 10/01/12                     225,000         273,840
Travelers Property and Casualty Corporation Senior Notes, 5.00%, Due 3/15/13                100,000          97,394
US Bank National Association Subordinated Notes, 6.30%, Due 2/04/14                         250,000         270,006
Unilever Capital Corporation Notes, 7.125%, Due 11/01/10                                    265,000         301,676
Union Pacific Corporation Notes, 5.75%, Due 10/15/07                                        120,000         127,136
United Mexican States Yankee Notes:
   7.50%, Due 1/14/12                                                                        50,000          55,125
   8.625%, Due 3/12/08                                                                      180,000         204,840
Valero Energy Corporation Notes, 4.75%, Due 6/15/13                                         100,000          95,547
Verizon Global Funding Corporation Notes, 7.375%, Due 9/01/12                               280,000         319,310
Verizon Wireless Capital LLC Notes, 5.375%, Due 12/15/06                                    100,000         104,501
Wal-Mart Stores, Inc. Senior Notes, 6.875%, Due 8/10/09                                     330,000         369,890
Washington Mutual Inc. Senior Notes, 5.625%, Due 1/15/07                                    300,000         315,173
Waste Management, Inc. Senior Notes, 6.50%, Due 11/15/08                                    150,000         162,856
Wisconsin Electric Power Company Notes, 4.50%, Due 5/15/13                                  100,000          96,468
--------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (Cost $20,006,030)                                                                 20,149,222
--------------------------------------------------------------------------------------------------------------------
United States Government & Agency Issues  2.8%
SLM Corporation Medium-Term Notes, Tranche #13, 3.625%, Due 3/17/08                         200,000         198,851
United States Treasury Notes:
   3.125%, Due 5/15/07                                                                      300,000         301,032
   4.75%, Due 5/15/14                                                                       180,000         183,916
--------------------------------------------------------------------------------------------------------------------
Total United States Government & Agency Issues (Cost $683,496)                                              683,799
--------------------------------------------------------------------------------------------------------------------
Short-Term Investments (a) 13.7%
Corporate Bonds 12.3%
General Mills Corporation Notes, 8.75%, Due 9/15/04                                         175,000         176,312
KeyCorp Senior Notes, Tranche #85, 4.625%, Due 5/16/05                                      250,000         254,043
Kimberly-Clark Corporation Notes, 4.50%, Due 7/30/05 (b)                                    400,000         407,274
MetLife, Inc. Debentures, 3.911%, Due 5/15/05                                                75,000          75,985
Occidental Petroleum Corporation Senior Notes, 6.50%, Due 4/01/05                           175,000         179,852
Petroleos Mexicanos Yankee Notes, 6.50%, Due 2/01/05                                        270,000         275,940
Public Service Electric & Gas Company Notes, 9.125%, Due 7/01/05                            400,000         423,125
Transocean Sedco Forex Corporation Notes, 6.75%, Due 4/15/05                                150,000         153,669
US Bancorp Medium-Term Notes, 4.75%, Due 6/30/05                                            125,000         127,460
UST, Inc. Senior Notes, 8.80%, Due 3/15/05                                                  410,000         424,798
Viacom, Inc. Notes, 7.15%, Due 5/20/05                                                      300,000         311,041
Vodafone Group PLC Yankee Notes, 7.625%, Due 2/15/05                                        175,000         180,132
                                                                                                   -----------------
Total Corporate Bonds                                                                                     2,989,631

Repurchase Agreements 1.3%
State Street Bank (Dated 7/30/04), 0.85%, Due 8/02/04 (Repurchase proceeds
$331,322); Collateralized by: United States Government & Agency Issues                      311,300         311,300

United States Government Issues 0.1%
United States Treasury Bills, Due 9/30/04                                                    25,000          24,946
--------------------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $3,319,122)                                                            3,325,877
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $24,008,648) 99.2%                                                 24,158,898
Other Assets and Liabilities, Net 0.8%                                                                      184,823
--------------------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                                       $24,343,721
====================================================================================================================

LEGEND
-------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Restricted security.

Percentages are stated as a percent of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong High-Yield Bond Fund
July 31, 2004 (Unaudited)
                                                                                   Shares or
                                                                                Principal Amount        Value
---------------------------------------------------------------------------------------------------------------------
Corporate Bonds 93.1%
AMF Bowling Worldwide, Inc. Senior Subordinated Notes, 10.00%, Due 3/01/10 (b)        $ 2,765,000       $  2,868,687
ANR Pipeline Company Senior Notes, 8.875%, Due 3/15/10                                  1,770,000          1,960,275
Aearo Company I Senior Subordinated Notes, 8.25%, Due 4/15/12 (b)                       1,830,000          1,875,750
Aladdin Gaming Holdings LLC/Aladdin Capital Corporation Senior Discount Notes,
13.50%, Due 3/01/10 (c) (d)                                                            13,915,000            139,150
Alamosa Delaware, Inc. Senior Notes, 8.50%, Due 1/31/12 (b)                             1,955,000          1,920,787
Allied Waste North America, Inc. Senior Secured Notes, 8.875%, Due 4/01/08              4,005,000          4,385,475
American Seafood Group LLC Senior Subordinated Notes, 10.125%, Due 4/15/10 (d)          2,765,000          3,318,000
AmerisourceBergen Corporation Guaranteed Notes, 7.25%, Due 11/15/12                     1,815,000          1,901,212
Amscan Holdings, Inc. Senior Subordinated Notes, 8.75%, Due 5/01/14 (b)                 2,285,000          2,290,712
Anchor Glass Containers Corporation Senior Secured Notes, Series B, 11.00%,
Due 2/15/13                                                                             2,185,000          2,512,750
Appleton Papers, Inc. Senior Notes, 8.125%, Due 6/15/11 (b)                             2,275,000          2,343,250
Arch Western Finance LLC Senior Notes, 7.25%, Due 7/01/13 (Rate Reset
Effective 8/06/04) (b)                                                                  3,095,000          3,156,900
CB Richard Ellis Services, Inc. Senior Notes, 9.75%, Due 5/15/10                        1,843,000          2,036,515
CP Ships, Ltd. Senior Yankee Notes, 10.375%, Due 7/15/12                                2,515,000          2,904,825
CSC Holdings, Inc. Senior Notes:
   6.75%, Due 4/15/12 (b)                                                                 685,000            664,450
   7.625%, Due 4/01/11                                                                  2,845,000          2,887,675
Calpine Corporation Second Priority Senior Secured Notes, 8.50%, Due 7/15/10
(b)                                                                                     4,950,000          4,009,500
William Carter Company Senior Subordinated Notes, Series B, 10.875%, Due
8/15/11                                                                                 2,890,000          3,265,700
Charter Communication Holdings II Senior Notes, 10.25%, Due 9/15/10 (b)                 5,465,000          5,533,312
Charter Communications Operating LLC/Charter Communications Operating Capital
Corporation Senior Second Lien Notes, 8.00%, Due 4/30/12                                1,830,000          1,775,100
Chesapeake Energy Corporation Senior Notes:
   7.00%, Due 8/15/14 (b)                                                               2,270,000          2,304,050
   7.50%, Due 9/15/13                                                                   1,725,000          1,841,437
Chumash Casino & Resort Enterprise Senior Notes, 9.00%, Due 7/15/10 (b)                 3,145,000          3,443,775
Clean Harbors, Inc. Senior Secured Notes, 11.25%, Due 7/15/12 (b)                       1,820,000          1,883,700
Commonwealth Brands, Inc. Senior Subordinated Notes, 10.625%, Due 9/01/08 (b)           2,130,000          2,247,150
Consolidated Communications Illinois Holdings, Inc./ Consolidated
Communications Texas Holdings, Inc. Senior Notes, 9.75%, Due 4/01/12 (b)                1,745,000          1,753,725
Consolidated Container Company Senior Discount Notes, Zero %, Due 6/15/09
(Rate Reset Effective 6/15/07) (b)                                                      2,745,000          2,209,725
Corrections Corporation of America Senior Notes, 9.875%, Due 5/01/09                    2,650,000          2,958,062
Crown Euro Holdings SA Secured Second Lien Yankee Notes, 9.50%, Due 3/01/11             2,490,000          2,739,000
D.R. Horton, Inc. Senior Notes, 6.875%, Due 5/01/13                                     1,940,000          2,037,000
Dex Media East LLC Senior Subordinated Notes, 12.125%, Due 11/15/12                     3,230,000          3,843,700
DirecTV Holding LLC/DirecTV Financing, Inc. Senior Notes, 8.375%, Due 3/15/13           1,965,000          2,210,625
Doane Pet Care Company Senior Notes, 10.75%, Due 3/01/10                                2,145,000          2,273,700
Dollar Financial Group, Inc. Senior Notes, 9.75%, Due 11/15/11                          2,305,000          2,477,875
ERICO International Corporation Guaranteed Senior Subordinated Notes, 8.875%,
Due 3/01/12 (b)                                                                         2,775,000          2,858,250
Eircom Funding Senior Subordinated Yankee Notes, 8.25%, Due 8/15/13                     2,575,000          2,755,250
Perry Ellis International, Inc. Senior Subordinated Notes, Series B, 8.875%,
Due 9/15/13                                                                             2,095,000          2,194,513
Equistar Chemicals LP/Equistar Chemical Funding Corporation Senior Notes,
10.625%, Due 5/01/11                                                                    2,055,000          2,291,325
FTD, Inc. Guaranteed Notes, 7.75%, Due 2/15/14                                          2,765,000          2,654,400
Fairpoint Communications, Inc. Senior Subordinated Notes, 12.50%, Due 5/01/10           1,760,000          1,927,200
Finlay Fine Jewelry Corporation Senior Notes, 8.375%, Due 6/01/12 (b)                   1,730,000          1,825,150
FirstEnergy Corporation Notes, 6.45%, Due 11/15/11                                      2,920,000          3,093,071
Foot Locker, Inc. Debentures, 8.50%, Due 1/15/22                                        3,225,000          3,378,188
Forest Oil Corporation Senior Notes, 8.00%, Due 12/15/11 (b)                            1,815,000          1,982,888
Foundation Pennsylvania Coal Company Senior Notes, 7.25%, Due 8/01/14 (b)               2,045,000          2,070,562
Fresenius Medical Care Capital Trust II Units, 7.875%, Due 2/01/08                      2,065,000          2,188,900
General Cable Corporation Senior Notes, 9.50%, Due 11/15/10                             2,725,000          2,983,875
Geo Group, Inc. Senior Notes, 8.25%, Due 7/15/13                                        1,820,000          1,856,400
Georgia-Pacific Corporation Senior Notes, 8.875%, Due 2/01/10                           4,410,000          5,082,525
Gulfmark Offshore, Inc. Senior Notes, 7.75%, Due 7/15/14 (b)                            1,365,000          1,327,462
HCA, Inc. Notes, 5.75%, Due 3/15/14                                                     1,925,000          1,858,077
John Q. Hammons Hotels LP/John Q. Hammons Hotels Finance Corporation III First
Mortgage Notes, Series B, 8.875%, Due 5/15/12                                           2,750,000          3,042,188
HealthSouth Corporation Senior Notes, 7.625%, Due 6/01/12                               2,840,000          2,680,250
Hercules, Inc. Senior Notes, 11.125%, Due 11/15/07                                      2,130,000          2,502,750
Hilcorp Energy I LP/Hilcorp Finance Company Senior Notes, 10.50%, Due 9/01/10
(b)                                                                                     3,210,000          3,547,050
Hollywood Casino Shreveport/Shreveport Capital Corporation First Mortgage
Notes, 13.00%, Due 8/01/06 (c)                                                          2,430,000          1,834,650
Houghton Mifflin Company Notes, 7.20%, Due 3/15/11                                      1,055,000          1,097,200
Houghton Mifflin Company Senior Discount Notes, Zero %, Due 10/15/13 (Rate
Reset Effective 10/15/08)                                                               4,205,000          2,417,875
Huntsman ICI Chemicals LLC Senior Subordinated Notes, 10.125%, Due 7/01/09              2,245,000          2,295,512
IMC Global, Inc. Senior Notes, 10.875%, Due 8/01/13                                     3,225,000          3,950,625
IPSCO, Inc. Senior Yankee Notes, 8.75%, Due 6/01/13                                     2,700,000          3,037,500
Interface, Inc. Senior Notes, 9.50%, Due 2/01/14 (b)                                    2,775,000          2,802,750
International Steel Group Senior Notes, 6.50%, Due 4/15/14 (b)                          2,290,000          2,181,225
Invensys PLC Senior Yankee Notes, 9.875%, Due 3/15/11 (b)                               3,218,000          3,258,225
Ispat Inland ULC Senior Secured Notes, 9.75%, Due 4/01/14 (b)                           2,250,000          2,334,375
Jacuzzi Brands, Inc. Senior Securities, 9.625%, Due 7/01/10                             1,885,000          2,045,225
JohnsonDiversey, Inc. Senior Subordinated Notes, Series B, 9.625%, Due 5/15/12          3,070,000          3,392,350
Earle M Jorgensen Company Notes, 9.75%, Due 6/01/12                                     2,920,000          3,241,200
Jostens Holding Corporation Senior Discount Notes, Zero %, Due 12/01/13 (Rate
Reset Effective 12/01/08)                                                               1,769,000          1,176,385
Jostens, Inc. Senior Subordinated Notes, 12.75%, Due 5/01/10                            2,420,000          2,746,700
L-3 Communications Corporation Senior Subordinated Notes, 7.625%, Due 6/15/12           1,980,000          2,123,550
Language Line Holdings, Inc. Senior Subordinated Notes, 11.125%, Due 6/15/12
(b)                                                                                     1,820,000          1,851,850
MDP Acquisitions PLC Senior Yankee Notes, 9.625%, Due 10/01/12                          1,860,000          2,092,500
MGM Mirage, Inc. Senior Notes, 6.00%, Due 10/01/09                                      1,970,000          1,965,075
Midwest Generation LLC Bonds, 8.75%, Due 5/01/34 (b)                                    2,745,000          2,923,425
Mikohn Gaming Corporation Senior Notes, 11.875%, Due 8/15/08                            2,940,000          3,123,750
Mission Energy Holding Company Senior Secured Notes, 13.50%, Due 7/15/08                1,955,000          2,433,975
Mueller Group, Inc. Floating Rate Second Priority Senior Secured Notes, 5.89%,
Due 11/01/11 (b)                                                                        1,830,000          1,894,050
Nalco Company Senior Subordinated Notes, 8.875%, Due 11/15/13 (b)                       3,285,000          3,465,675
National Wine & Spirits, Inc. Senior Notes, 10.125%, Due 1/15/09                        2,100,000          1,921,500
NationsRent, Inc. Notes, 9.50%, Due 10/15/10 (b)                                        2,230,000          2,374,950
Nextel Communications, Inc. Senior Notes, 6.875%, Due 10/31/13                          3,285,000          3,350,700
Nortek Holdings, Inc. Senior Variable Rate Notes, 4.87%, Due 12/31/10 (b)               2,435,000          2,514,138
Northwest Pipeline Corporation Senior Notes, 8.125%, Due 3/01/10                        1,770,000          1,971,338
PCA LLC/PCA Finance Corporation Senior Notes, 11.875%, Due 8/01/09                      1,655,000          1,754,300
PRIMEDIA, Inc. Floating Rate Senior Notes, 6.615%, Due 5/15/10 (b)                      1,690,000          1,725,913
PRIMEDIA, Inc. Senior Notes, 7.625%, Due 4/01/08                                        1,000,000            980,000
Paxson Communications Corporation Senior Subordinated Discount Notes, Zero %,
Due 1/15/09 (Rate Reset Effective 1/15/06)                                              3,190,000          2,799,225
Playtex Products, Inc. Senior Secured Notes, 8.00%, Due 3/01/11 (b)                     2,765,000          2,882,513
J.B. Poindexter & Company, Inc. Senior Notes, 8.75%, Due 3/15/14 (b)                    2,380,000          2,499,000
Polyone Corporation Senior Notes, 10.625%, Due 5/15/10                                  2,635,000          2,832,625
Premcor Refining Group, Inc. Senior Notes, 6.75%, Due 2/01/11                             985,000          1,031,788
Premcor Refining Group, Inc. Senior Subordinated Notes, 7.75%, Due 2/01/12              1,865,000          1,990,888
Premier International Foods PLC Senior Yankee Notes, 12.00%, Due 9/01/09                4,010,000          4,290,700
Pride International, Inc. Senior Notes, 7.375%, Due 7/15/14 (b)                         1,815,000          1,880,794
Primus Telecommunications Group, Inc. Senior Notes, 8.00%, Due 1/15/14                  1,855,000          1,381,975
Qwest Communications International, Inc. Senior Floating Rate Notes, 4.75%,
Due 2/15/09 (b)                                                                         2,925,000          2,808,000
Qwest Services Corporation Notes, 14.00%, Due 12/15/10 (b)                              4,975,000          5,851,844
RailAmerica Transportation Corporation Senior Subordinated Notes, 12.875%, Due
8/15/10                                                                                 2,970,000          3,404,362
Reader's Digest Association, Inc. Senior Notes, 6.50%, Due 3/01/11                      2,379,000          2,367,105
Reddy Ice Group, Inc. Senior Subordinated Notes, 8.875%, Due 8/01/11                    2,320,000          2,453,400
Rent-A-Center, Inc. Senior Subordinated Notes, 7.50%, Due 5/01/10                       2,780,000          2,905,100
Rexnord Corporation Senior Subordinated Notes, 10.125%, Due 12/15/12                    2,110,000          2,342,100
Rhodia SA Senior Yankee Notes, 10.25%, Due 6/01/10 (b)                                  1,835,000          1,880,875
River Rock Entertainment Authority Senior Notes, 9.75%, Due 11/01/11                    2,335,000          2,556,825
Rural Cellular Corporation Senior Notes, 9.875%, Due 2/01/10                              960,000            962,400
Rural Cellular Corporation Senior Secured Notes, 8.25%, Due 3/15/12 (b)                 2,290,000          2,358,700
Samsonite Corporation Senior Subordinated Notes, 8.875%, Due 6/01/11 (b)                2,280,000          2,331,300
Seminis Vegetable Seeds, Inc. Senior Subordinated Notes, 10.25%, Due 10/01/13           2,780,000          3,058,000
Service Corporation International Notes:
   6.875%, Due 10/01/07                                                                 1,500,000          1,556,250
   7.70%, Due 4/15/09                                                                     625,000            660,938
Shaw Communications, Inc. Senior Yankee Notes, 7.20%, Due 12/15/11                      1,920,000          2,012,066
Sierra Pacific Power Company General and Refunding Mortgage Notes, Series A,
8.00%, Due 6/01/08                                                                      3,000,000          3,240,000
Sierra Pacific Resources Senior Notes, 8.625%, Due 3/15/14 (b)                          1,780,000          1,851,200
Southern Natural Gas Company Senior Notes, 8.875%, Due 3/15/10                          2,650,000          2,934,875
Standard Pacific Corporation Senior Notes, 9.25%, Due 4/15/12                           3,450,000          3,829,500
Station Casinos, Inc. Senior Notes, 6.00%, Due 4/01/12                                  2,725,000          2,670,500
Superior Essex Communications LLC/Essex Group, Inc. Senior Notes, 9.00%, Due
4/15/12 (b)                                                                             2,745,000          2,745,000
Tenet Healthcare Corporation Senior Notes, 9.875%, Due 7/01/14 (b)                      1,820,000          1,899,625
Town Sports International Holdings, Inc. Senior Discount Notes, Zero %, Due
2/01/14 (Rate Reset Effective 2/01/09) (b)                                              5,920,000          2,693,600
Town Sports International, Inc. Senior Notes, 9.625%, Due 4/15/11                       2,240,000          2,178,400
Triton PCS, Inc. Guaranteed Senior Notes, 8.50%, Due 6/01/13                            1,910,000          1,785,850
Turning Stone Casino Resort Enterprise Senior Notes, 9.125%, Due 12/15/10 (b)           2,110,000          2,257,700
UCAR Finance, Inc. Guaranteed Senior Notes, 10.25%, Due 2/15/12                         1,900,000          2,137,500
US Unwired, Inc. Floating Rate First Priority Senior Secured Notes, 5.7913%,
Due 6/15/10 (b)                                                                         1,820,000          1,842,750
United Industries Corporation Guaranteed Notes, Series D, 9.875%, Due 4/01/09           3,670,000          3,844,325
United Rentals NA, Inc. Senior Subordinated Notes, 7.75%, Due 11/15/13                  1,940,000          1,886,650
Vertis, Inc. Senior Notes, 10.875%, Due 6/15/09                                         3,610,000          3,971,000
Vivendi Universal SA Senior Yankee Notes, 6.25%, Due 7/15/08                            2,120,000          2,258,500
Von Hoffman Corporation Senior Notes, 10.25%, Due 3/15/09                               3,190,000          3,485,075
Warner Music Group Senior Subordinated Notes, 7.375%, Due 4/15/14 (b)                   3,140,000          3,014,400
Waterford Gaming LLC Senior Notes, 8.625%, Due 9/15/12 (b)                              3,644,000          3,899,080
Williams Companies, Inc. Senior Notes, 8.625%, Due 6/01/10                              2,360,000          2,660,900
Williams Scotsman, Inc. Senior Secured Notes, 10.00%, Due 8/15/08                       2,310,000          2,517,900
Wise Metals Group LLC Senior Notes, 10.25%, Due 5/15/12 (b)                             1,645,000          1,677,900
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corporation Mortgage Notes, 12.00%,
Due 11/01/10                                                                            2,393,000          2,955,355
---------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (Cost $337,808,594)                                                                341,688,667
---------------------------------------------------------------------------------------------------------------------
Non-Agency Mortgage & Asset-Backed Securities 0.0%
Aircraft Lease Portfolio Securitization, Ltd. Pass-Thru Trust Certificates,
Series 1996-1, Class D, 12.75%, Due 6/15/06 (c) (d)                                     4,154,632             41,546
Salomon Brothers Mortgage Securities VII, Inc. Variable Rate Mortgage
Pass-Thru Certificates, Series 1997-A, Class B3, 7.2043%, Due 10/01/25
(Acquired 7/09/97; Cost $20,837) (b) (d)                                                   23,337             21,455
---------------------------------------------------------------------------------------------------------------------
Total Non-Agency Mortgage & Asset-Backed Securities (Cost $4,204,678)                                         63,001
---------------------------------------------------------------------------------------------------------------------
Term Loans 5.5%
Goodyear Tire & Rubber Company Variable Rate Term Loan, 6.06%, Due 3/31/06              3,500,000          3,548,125
INVISTA Variable Rate Term Loan, 4.56%, Due 4/30/11                                     2,000,000          2,030,000
Language Line, Inc. Bank Loan, 5.66%, Due 7/01/11                                       2,000,000          2,020,000
Levi Strauss Company Trademark Variable Rate Term Loan, 8.88%, Due 8/01/06              2,985,000          3,231,262
Midwest Generation LLC Variable Rate Term Loans, 4.68%, Due 4/05/11                     1,995,000          2,027,419
NRG Energy, Inc. Variable Rate Term Loan, 5.54%, Due 5/08/10                            2,208,899          2,291,733
Regal Cinemas Corporation Term Loan B, 3.49%, Due 10/19/10                              2,901,591          2,930,607
Revlon Consumer Products Corporation Variable Rate Term Loan, 7.73%, Due
7/31/10                                                                                 1,870,000          1,907,400
---------------------------------------------------------------------------------------------------------------------
Total Term Loans (Cost $19,602,331)                                                                       19,986,546
---------------------------------------------------------------------------------------------------------------------
Common Stocks 0.0%
NATG Holdings LLC/Orius Capital Corporation (Acquired 4/15/04; Cost
$9,510,474) (b) (c) (d)                                                                    45,342             49,700
OpTel, Inc. Non-Voting (Acquired 2/07/97 - 5/07/98; Cost $603,030) (b) (c) (d)             17,325                173
---------------------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $10,113,504)                                                                        49,873
---------------------------------------------------------------------------------------------------------------------
Warrants 0.0%
NATG Holdings LLC/Orius Capital Corporation (b) (c) (d):
   Class A, Expire 2/01/10 (Acquired 4/15/04; Cost $0)                                     50,240                  0
   Class B, Expire 2/01/10 (Acquired 4/15/04; Cost $0)                                    117,521                  0
   Class C, Expire 2/01/10 (Acquired 4/15/04; Cost $0)                                     52,884                  0
Sirius Satellite Radio, Inc., Expire 5/15/09 (Acquired 5/13/99; Cost $105) (b)
(d)                                                                                        10,500                105
---------------------------------------------------------------------------------------------------------------------
Total Warrants (Cost $105)                                                                                       105
---------------------------------------------------------------------------------------------------------------------
Short-Term Investments (a) 0.6%
Repurchase Agreements
ABN AMRO Inc. (Dated 7/30/04), 1.35%, Due 8/02/04 (Repurchase proceeds
$2,200,248); Collateralized by: United States Government & Agency Issues              $ 2,200,000          2,200,000
State Street Bank (Dated 7/30/04), 0.85%, Due 8/02/04 (Repurchase proceeds
$157,911); Collateralized by: United States Government & Agency Issues                    157,900            157,900
---------------------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $2,357,900)                                                             2,357,900
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $374,087,112) 99.2%                                                364,146,092
Other Assets and Liabilities, Net 0.8%                                                                     3,046,263
---------------------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                                      $ 367,192,355
=====================================================================================================================

LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a maturity of less than one year and investments in money market funds.
(b) Restricted security.
(c) Non-income producing security. In the case of a debt security, generally denotes that the issuer has defaulted on the payment of principal or interest, the issuer has filed for bankruptcy, or the fund has halted accruing income.
(d) Illiquid security.

Percentages are stated as a percent of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Short-Term Income Fund
July 31, 2004 (Unaudited)
                                                                      Shares or
                                                                  Principal Amount          Value
-----------------------------------------------------------------------------------------------------
Corporate Bonds 29.7%
AT&T Wireless Services, Inc. Senior Notes, 7.35%, Due 3/01/06         $    460,000     $     490,345
Bank of America Corporation Senior Notes, 5.25%, Due 2/01/07               915,000           957,184
Burlington Northern Santa Fe Corporation Notes, 6.375%, Due
12/15/05                                                                   515,000           538,672
CSX Corporation Notes, 6.25%, Due 10/15/08                                 460,000           493,803
Cendant Corporation Senior Notes, 6.25%, Due 1/15/08                       470,000           504,664
ChevronTexaco Capital Company Notes, 3.50%, Due 9/17/07                    250,000           250,495
Clear Channel Communications, Inc. Senior Notes, 4.625%, Due
1/15/08                                                                    515,000           520,528
Consumers Energy Company First Mortgage Notes, 6.25%, Due 9/15/06          150,000           157,648
Core Investment Grade Trust Pass-Thru Certificates, 4.727%, Due
11/30/07                                                                 1,000,000         1,023,100
DaimlerChrysler North America Holding Corporation Notes, 4.75%,
Due 1/15/08                                                                500,000           508,889
Encana Corporation Yankee Notes, 4.60%, Due 8/15/09                        210,000           211,535
France Telecom Variable Rate Yankee Notes, 8.20%, Due 3/01/06              250,000           267,531
General Electric Capital Corporation Notes:
  3.50%, Due 5/01/08                                                       250,000           247,473
  5.375%, Due 3/15/07                                                       15,000            15,788
  6.50%, Due 12/10/07                                                      750,000           814,704
General Motors Acceptance Corporation Notes, 5.625%, Due 5/15/09           180,000           180,633
Household International, Inc. Senior Notes, 8.875%, Due 2/15/06            135,000           146,657
JP Morgan Chase & Company Senior Notes, 4.00%, Due 2/01/08                 540,000           542,077
Lennar Corporation Senior Notes, Series B, 9.95%, Due 5/01/10              105,000           116,811
News America, Inc. Senior Notes, 6.625%, Due 1/09/08                       460,000           499,263
NiSource Finance Corporation Notes, 7.625%, Due 11/15/05                   135,000           142,857
Pan American Energy LLC Yankee Notes, 6.625%, Due 9/15/05                  250,000           261,287
Sprint Capital Corporation Notes, 6.125%, Due 11/15/08                     500,000           530,156
TCI Communications, Inc. Notes, 6.875%, Due 2/15/06                        500,000           527,808
Telus Corporation Yankee Notes, 7.50%, Due 6/01/07                         250,000           273,057
Texas Eastern Transmission Corporation Notes, 5.25%, Due 7/15/07           400,000           414,556
Time Warner, Inc. Debentures, 7.48%, Due 1/15/08                           500,000           544,806
US Bank National Association Notes, 6.50%, Due 2/01/08                     500,000           546,505
Union Pacific Corporation Notes, 5.75%, Due 10/15/07                       480,000           508,545
Univision Communications, Inc. Senior Notes, 2.875%, Due 10/15/06          520,000           514,184
Verizon Global Funding Corporation Notes, 4.00%, Due 1/15/08               730,000           734,522
Wal-Mart Stores, Inc. Notes, 3.375%, Due 10/01/08                        1,015,000           993,461
Waste Management, Inc. Senior Notes, 6.50%, Due 11/15/08                   450,000           488,569
Weyerhaeuser Company Notes, 6.00%, Due 8/01/06                             460,000           484,319
-----------------------------------------------------------------------------------------------------
Total Corporate Bonds (Cost $15,467,288)                                                  15,452,432
-----------------------------------------------------------------------------------------------------
Non-Agency Mortgage & Asset-Backed Securities  20.8%
Asset Securitization Corporation Commercial Mortgage Pass-Thru
Certificates, Series 1995-MD4, Class A-1, 7.10%, Due 8/13/29               409,655           429,025
Bank of America Mortgage Securities, Inc. Variable Rate
Pass-Thru Certificates, Series 2002-E, Class A-1, 6.4564%, Due
6/20/31                                                                     26,016            26,491
Bank One Issuance Trust Floating Rate Notes, Series 2004-B1,
Class B1, 1.8338%, Due 3/15/12                                             300,000           300,000
Bear Stearns Asset Backed Securities Trust Interest Only
Mortgage Pass-Thru Certificates, Series 2003-ABF1, Class AIO,
4.00%, Due 3/25/06                                                       4,995,835           224,032
CDC Mortgage Capital Trust Variable Rate Pass-Thru Certificates,
Series 2003-HE4, Class M1, 2.10%, Due 3/25/34                              499,991           499,991
COMM Floating Rate Commercial Mortgage Pass-Thru Certificates,
Series 2000-FL2, Class B, 1.73%, Due 4/15/11 (b)                           183,333           183,536
CWMBS, Inc. Variable Rate Mortgage Pass-Thru Certificates:
  Series 2001-HYB1, Class 2A1, 4.4521%, Due 6/19/31                        115,738           118,197
  Series 2002-HYB2, Class 1-A-1, 4.7283%, Due 9/19/32                      370,486           376,700
Chase Funding Trust Variable Rate Mortgage Loan Asset-Backed
Certificates, Series 2003-5, Class IIM-1, 2.05%, Due 5/25/33               500,000           501,590
Citibank Credit Card Issuance Trust Notes, Series 2001-A8, Class
A8, 4.10%, Due 12/07/06                                                    525,000           529,488
Credit Suisse First Boston Mortgage Securities Corporation
Commercial Mortgage Pass-Thru Certificates, Series 1997-C2,
Class A-2, 6.52%, Due 1/17/35                                              687,163           699,043
Credit Suisse First Boston Mortgage Securities Corporation
Variable Rate Mortgage Pass-Thru Certificates:
  Series 1998-WFC2, Class M-1, 4.07%, Due 12/28/37                         278,661           278,661
  Series 2002-AR17, Class 2-A-1, 5.4749%, Due 12/19/39                     162,617           163,023
DLJ Commercial Mortgage Corporation Pass-Thru Certificates,
Series 2000-CF1, Class A1A, 7.45%, Due 6/10/33                             476,408           500,991
Equifirst Mortgage Loan Trust Variable Rate Asset-Backed
Certificates, Series 2003-2, Class III-A3, 2.47%, Due 9/25/33              862,493           861,145
Fleet Commercial Loan Master LLC Variable Rate Asset-Backed
Notes, Series 2000-1A, Class B2, 1.83%, Due 11/16/07 (b)                   500,000           500,410
GMAC Commercial Mortgage Securities, Inc. Pass-Thru
Certificates, Series 2000-C2, Class A1, 7.273%, Due 8/16/33                360,682           385,987
GS Mortgage Securities Corporation Variable Rate Pass-Thru
Certificates, Series 2004-4, Class 2A2, 5.216%, Due 4/25/32                604,596           614,053
Golden National Mortgage Asset-Backed Certificates, Series
1998-GNI, Class M-2, 8.02%, Due 2/25/27                                    178,410           178,278
Green Tree Home Improvement Loan Trust Home Equity Loan
Certificates, Series 1998-E, Class M-2, 7.27%, Due 6/15/28                  50,000            50,914
Greenwich Capital Commercial Funding Corporation Interest Only
Variable Rate Mortgage Pass-Thru Certificates, Series 2002-C1,
Class XPB, 1.9901%, Due 1/11/35 (b)                                      6,000,000           347,812
Greenwich Capital Commercial Funding Corporation Mortgage
Pass-Thru Certificates, Series 2004-GG1, Class A-2, 3.835%, Due
6/10/36                                                                    500,000           498,437
Master Adjustable Rate Mortgages Trust Pass-Thru Certificates,
Series 2002-3, Class 4-A-1, 6.1922%, Due 10/25/32                          137,333           139,438
Nomura Asset Acceptance Corporation Interest Only Mortgage
Pass-Thru Certificates, Series 2003-A3, Class A-IO, 5.15%, Due
3/25/06                                                                  3,000,000           189,900
Residential Asset Securities Corporation Variable Rate
Asset-Backed Pass-Thru Certificates, Series 2003-KS8, Class
MII1, 2.08%, Due 10/25/33                                                  500,000           500,312
Residential Finance LP / Residential Finance De Corporation
Variable Rate Real Estate Certificates, Series 2003-C, Class
B-3, 2.7631%, Due 9/10/35 (b)                                              494,471           503,125
Structured Asset Investment Loan Trust Variable Rate Mortgage
Pass-Thru Certificates, Series 2003-BC3, Class M1, 2.40%, Due
4/25/33                                                                    500,000           503,437
Structured Asset Securities Corporation Variable Rate Interest
Only Mortgage Pass-Thru Certificates, Series 2004-4XS, Class
A-IO, 3.9134%, Due 1/25/06                                               4,571,429           115,179
Washington Mutual Mortgage Pass-Thru Certificates, Series
2002-AR7, Class A-6, 5.53%, Due 7/25/32                                    327,626           329,896
Washington Mutual Mortgage Securities Corporation Mortgage
Pass-Thru Certificates:
  Series 2002-AR10, Class A6, 4.816%, Due 10/25/32                          92,220            93,148
  Series 2002-AR15, Class A5, 4.38%, Due 12/25/32                          174,924           175,960
-----------------------------------------------------------------------------------------------------
Total Non-Agency Mortgage & Asset-Backed Securities (Cost                                 10,818,199
$10,800,189)
-----------------------------------------------------------------------------------------------------
United States Government & Agency Issues  24.6%
FHLMC Adjustable Rate Guaranteed Mortgage Participation
Certificates:
  4.1867%, Due 10/25/43                                                    463,465           473,215
  4.2875%, Due 7/25/43                                                     165,495           168,418
FHLMC Adjustable Rate Participation Certificates:
  Pool #1B0123, 6.106%, Due 9/01/31                                        204,883           210,102
  Pool #1B0128, 6.183%, Due 9/01/31                                        209,649           215,185
  Pool #786823, 6.032%, Due 7/01/29                                        236,227           244,377
FHLMC Guaranteed Mortgage Participation Certificates, 9.50%, Due
2/25/42                                                                    459,774           511,283
FHLMC Notes, 3.00%, Due 7/27/07                                          1,000,000           979,596
FHLMC Participation Certificates:
  7.00%, Due 11/17/13                                                      493,500           519,409
  7.50%, Due 12/01/11 thru 10/01/12                                        926,492           982,822
FNMA Adjustable Rate Guaranteed Mortgage Pass-Thru Certificates,
Pool #545460, 5.802%, Due 11/01/31                                         164,245           169,223
FNMA Adjustable Rate Guaranteed Real Estate Mortgage Investment
Conduit Trust Participation Certificates:
  Series 2003-W6, Class 6A, 4.4973%, Due 8/25/42                           697,962           717,156
  Series 2003-W6, Class PT4, 9.5170%, Due 10/25/42                         785,158           873,733
  Series 2003-W11, Class A1, 6.9453%, Due 6/25/33                          732,489           754,721
FNMA Guaranteed Mortgage Pass-Thru Certificates:
  6.00%, Due 1/01/16                                                       846,396           885,639
  8.00%, Due 9/01/23                                                        54,312            59,490
  8.33%, Due 7/15/20                                                       337,719           379,052
  9.00%, Due 2/15/20                                                        11,490            13,164
  10.50%, Due 1/01/21                                                      668,798           767,189
FNMA Guaranteed Real Estate Mortgage Investment Conduit
Pass-Thru Trust, 9.50%, Due 11/25/31                                       568,249           635,551
FNMA Notes:
  2.00%, Due 1/15/06                                                       500,000           496,078
  3.25%, Due 8/15/08                                                       500,000           489,661
  3.50%, Due 12/22/06                                                      250,000           251,227
GNMA Guaranteed Pass-Thru Certificates:
  7.00%, Due 5/15/13                                                       366,650           391,656
  8.00%, Due 12/15/23                                                      362,898           405,025
  9.00%, Due 11/15/17                                                      856,723           970,704
United States Treasury Notes, 2.625%, Due 5/15/08                          250,000           243,506
-----------------------------------------------------------------------------------------------------
Total United States Government & Agency Issues (Cost $12,621,811)                         12,807,182
-----------------------------------------------------------------------------------------------------
Short-Term Investments (a) 25.1%
Corporate Bonds 6.7%
ABN AMRO Bank NV Subordinated Notes, 7.25%, Due 5/31/05                    500,000           519,281
Cox Communications, Inc. Notes, 6.875%, Due 6/15/05                        500,000           517,134
Walt Disney Company Notes, 7.30%, Due 2/08/05                              500,000           512,976
Dominion Resources, Inc. Senior Notes, Series B, 7.625%, Due
7/15/05                                                                    500,000           524,182
General Mills Corporation Notes, 8.75%, Due 9/15/04                        500,000           503,750
MetLife, Inc. Debentures, 3.911%, Due 5/15/05                              130,000           131,707
Nabisco, Inc. Notes, 6.85%, Due 6/15/05                                    500,000           516,244
Simon Property Group, Inc. Notes, 7.75%, Due 8/15/04 (b)                   250,000           250,436
                                                                                  -------------------
Total Corporate Bonds                                                                      3,475,710

Non-Agency Mortgage & Asset-Backed Securities 0.6%
Residential Asset Mortgage Products, Inc. Interest Only
Asset-Backed Pass-Thru Certificates, Series 2002-RS7, Class
A-IO, 2.00%, Due 5/25/05                                                 6,389,189            69,387
Structured Asset Investment Loan Trust, Interest Only Mortgage
Pass-Thru Certificates, Series 2003-BC1, Class A, 6.00%, Due
2/25/05                                                                  3,818,171            78,004
Structured Asset Securities Corporation Interest Only Mortgage
Pass-Thru Certificates:
  Series 2003-18XS, Class AIO, 5.00%, Due 5/25/05                        2,500,000            64,941
  Series 2003-S1, Class A-IO, 6.00%, Due 2/25/05                         3,928,611            98,369
                                                                                  -------------------
Total Non-Agency Mortgage & Asset-Backed Securities                                          310,701

Variable Rate Municipal Bonds 0.6%
California Statewide Communities Development Authority COP -
Eskaton Properties, Inc. Project, 3.823%, Due 5/15/29 (Putable
at $100 and Rate Reset Effective 8/18/04)                                  300,000           300,000

Repurchase Agreements 16.7%
ABN AMRO Inc. (Dated 7/30/04), 1.35%, Due 8/02/04 (Repurchase
proceeds $7,600,855); Collateralized by: United States
Government & Agency Issues                                               7,600,000         7,600,000
State Street Bank (Dated 7/30/04), 0.85%, Due 8/02/04
(Repurchase proceeds $1,070,176); Collateralized by: United
States Government & Agency Issues                                        1,070,100         1,070,100
                                                                                  -------------------
Total Repurchase Agreements                                                                8,670,100

United States Government & Agency Issues 0.5%
FHLMC Guaranteed Interest Only Mortgage Participation
Certificates, 1.50%, Due 12/25/04                                       10,000,000            48,000
FHLMC Guaranteed Interest Only Participation Certificates,
Series T-53, Class S, 6.50%, Due 6/25/05                                 3,500,000           183,750
United States Treasury Bills, Due 8/26/04 (c)                               50,000            49,959
                                                                                  -------------------
Total United States Government & Agency Issues                                               281,709
-----------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $12,943,669)                                           13,038,220
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $51,832,957) 100.2%                                 52,116,033
Other Assets and Liabilities, Net (0.2%)                                                    (107,952)
-----------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                        $52,008,081
=====================================================================================================

FUTURES
-----------------------------------------------------------------------------------------------
                                       Expiration Date    Underlying Face      Unrealized
                                                          Amount at Value      Appreciation/
                                                                              (Depreciation)
-----------------------------------------------------------------------------------------------
Purchased:
19 Two-Year U.S. Treasury Notes             9/04           $  4,011,375        $    12,982

LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a maturity of less than one year and investments in money market funds.
(b) Restricted security.
(c) All or a portion of security pledged as collateral to cover margin requirements on open futures contracts.

Percentages are stated as a percent of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Short-Term High Yield Bond Fund
July 31, 2004 (Unaudited)
                                                                                        Shares or
                                                                                        Principal
                                                                                         Amount           Value
----------------------------------------------------------------------------------------------------------------------
Corporate Bonds 75.0%
AGCO Corporation Senior Notes, 9.50%, Due 5/01/08                                        $ 1,885,000      $ 2,054,650
Allied Waste North America, Inc. Senior Notes, Series B, 7.625%, Due 1/01/06                 470,000          492,325
Allied Waste North America, Inc. Senior Secured Notes, 8.875%, Due 4/01/08                 2,975,000        3,257,625
Amerisourcebergen Corporation Senior Notes, 8.125%, Due 9/01/08                            2,635,000        2,878,737
Ameristar Casinos, Inc. Senior Subordinated Notes, 10.75%, Due 2/15/09                     2,685,000        3,034,050
Ametek, Inc. Senior Notes, 7.20%, Due 7/15/08                                              3,500,000        3,822,843
Armkel LLC Senior Subordinated Notes, 9.50%, Due 8/15/09                                   2,985,000        3,261,112
ArvinMeritor, Inc. Notes, 6.625%, Due 6/15/07                                              2,075,000        2,137,250
BRL Universal Equipment LP/BRL Universal Equipment Corporation Senior Secured Notes,
8.875%, Due 2/15/08                                                                        3,875,000        4,170,469
Ball Corporation Senior Notes, 7.75%, Due 8/01/06                                          1,915,000        2,049,050
Bausch & Lomb, Inc. Senior Notes, 6.95%, Due 11/15/07                                      2,300,000        2,464,252
Big 5 Corporation Senior Notes, Series B, 10.875%, Due 11/15/07                            1,734,000        1,812,030
CMS Energy Corporation Senior Notes, 9.875%, Due 10/15/07                                  1,910,000        2,110,550
CSC Holdings, Inc. Senior Notes, 7.875%, Due 12/15/07                                      1,915,000        2,020,325
Caremark RX, Inc. Senior Notes, 7.375%, Due 10/01/06                                       2,180,000        2,333,180
Citizens Communications Company Debentures, 7.60%, Due 6/01/06                             2,495,000        2,629,416
Comcast Corporation, Senior Subordinated Notes, 10.50%, Due 6/15/06                        3,970,000        4,458,671
Constellation Brands, Inc. Guaranteed Notes, Series B, 8.00%, Due 2/15/08                  1,440,000        1,569,600
Crown Cork and Seal Finance PLC Yankee Notes, 7.00%, Due 12/15/06                          2,490,000        2,552,250
D.R. Horton, Inc. Senior Notes, 7.50%, Due 12/01/07                                        1,740,000        1,905,300
Delco Remy International, Inc. Floating Rate Second Priority Senior Notes, 5.60%,
Due 4/15/09 (b)                                                                            1,160,000        1,177,400
Dex Media East LLC/Dex Media East Finance Company Senior Notes, 9.875%, Due 11/15/09       2,000,000        2,270,000
Echostar DBS Corporation Senior Notes, 5.75%, Due 10/01/08                                 2,520,000        2,513,700
FMC Corporation Notes, Series A, 7.00%, Due 5/15/08                                        1,915,000        2,015,537
Flowserve Corporation Senior Subordinated Notes, 12.25%, Due 8/15/10                       2,595,000        2,951,812
Freescale Semiconductor, Inc. Floating Rate Senior Notes, 4.38%, Due 7/15/09 (b)           1,435,000        1,476,256
Fresenius Medical Care Capital Trust II Units, 7.875%, Due 2/01/08                         3,660,000        3,879,600
Frontier Oil Corporation Senior Notes, 11.75%, Due 11/15/09                                  345,000          375,187
Gap, Inc. Notes, 10.30%, Due 12/15/08                                                      2,000,000        2,440,000
Georgia-Pacific Corporation Senior Notes, 7.50%, Due 5/15/06                               2,675,000        2,842,188
HCA, Inc. Notes, 7.125%, Due 6/01/06                                                       1,000,000        1,057,282
HMH Properties, Inc. Senior Secured Notes, Series B, 7.875%, Due 8/01/08                   1,825,000        1,884,313
Hercules, Inc. Senior Notes, 11.125%, Due 11/15/07                                         1,755,000        2,062,125
Hexcel Corporation Guaranteed Notes, 9.875%, Due 10/01/08                                  2,010,000        2,246,175
IMC Global, Inc. Guaranteed Notes, Series B, 10.875%, Due 6/01/08                          1,915,000        2,259,700
Intelsat, Ltd. Senior Notes, 5.25%, Due 11/01/08                                             935,000          896,677
Intrawest Corporation Senior Yankee Notes, 10.50%, Due 2/01/10                             2,990,000        3,244,150
JC Penney Company, Inc. Debentures, 9.75%, Due 6/15/21                                       787,000          810,610
Jostens, Inc. Senior Subordinated Notes, 12.75%, Due 5/01/10                               2,480,000        2,814,800
Kansas Gas and Electric Company First Mortgage Notes:
 6.50%, Due 8/01/05                                                                        1,400,000        1,453,935
 6.20%, Due 1/15/06                                                                        1,975,000        2,044,149
Lennar Corporation Senior Notes, Series B, 9.95%, Due 5/01/10                              1,430,000        1,590,851
Magellan Health Services Senior Notes, Series A, 9.375%, Due 11/15/08                      1,915,000        2,063,413
Mohegan Tribal Gaming Authority Senior Notes, 8.125%, Due 1/01/06                          3,345,000        3,604,238
Nexstar Finance LLC/Nexstar Finance, Inc. Senior Subordinated Notes, 12.00%, Due
4/01/08                                                                                    2,345,000        2,591,225
Nextel Communications, Inc. Senior Notes, 9.375%, Due 11/15/09                             2,935,000        3,147,788
Nortek Holdings, Inc. Senior Variable Rate Notes, 4.87%, Due 12/31/10 (b)                  1,920,000        1,982,400
Nova Chemicals Corporation Yankee Notes, 7.40%, Due 4/01/09                                3,030,000        3,204,225
Office Depot, Inc. Senior Subordinated Notes, 10.00%, Due 7/15/08                            955,000        1,112,575
Panamsat Corporation Notes, 6.375%, Due 1/15/08                                            1,915,000        1,941,331
Park Place Entertainment Corporation Senior Subordinated Notes, 7.875%, Due 12/15/05       2,100,000        2,220,750
Paxson Communications Corporation Senior Secured Variable Rate Notes, 4.35%, Due
1/15/10 (b)                                                                                3,000,000        3,026,250
Penn National Gaming, Inc. Senior Subordinated Notes, Series B, 11.125%, Due 3/01/08       1,550,000        1,701,125
Port Arthur Financial Corporation Guaranteed Senior Secured Notes, Series A, 12.50%,
Due 1/15/09                                                                                3,122,960        3,653,863
Premier International Foods PLC Senior Yankee Notes, 12.00%, Due 9/01/09                   1,640,000        1,754,800
RailAmerica Transportation Corporation Senior Subordinated Notes, 12.875%, Due
8/15/10                                                                                    3,105,000        3,559,106
Ryland Group, Inc. Senior Notes, 9.75%, Due 9/01/10                                        2,835,000        3,164,569
Select Medical Corporation Senior Subordinated Notes, 9.50%, Due 6/15/09                   1,910,000        2,053,250
Service Corporation International Notes, 7.20%, Due 6/01/06                                1,775,000        1,863,750
Sierra Pacific Power Company General and Refunding Mortgage Notes, Series A, 8.00%,
Due 6/01/08                                                                                2,490,000        2,689,200
Smurfit Capital Funding PLC Guaranteed Notes, 6.75%, Due 11/20/05                          3,315,000        3,431,025
Standard Pacific Corporation Senior Notes:
   5.125%, Due 4/01/09                                                                       675,000          644,625
   6.50%, Due 10/01/08                                                                     1,750,000        1,771,875
Starwood Hotels & Resorts Worldwide, Inc. Notes, 6.75%, Due 11/15/05                       2,580,000        2,686,425
Stewart Enterprises, Inc. Senior Subordinated Notes, 10.75%, Due 7/01/08                   1,790,000        1,998,088
TXU Energy Company LLC Senior Notes, 6.125%, Due 3/15/08                                   4,115,000        4,361,402
Telus Corporation Yankee Notes, 7.50%, Due 6/01/07                                         1,270,000        1,387,131
Venetian Casino Resort LLC/Las Vegas Sands, Inc. Mortgage Notes, 11.00%, Due 6/15/10       2,245,000        2,570,525
Vivendi Universal SA Senior Yankee Notes, 6.25%, Due 7/15/08                               2,430,000        2,588,752
William Carter Company Senior Subordinated Notes, Series B, 10.875%, Due 8/15/11           3,302,000        3,731,260
----------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (Cost $162,866,910)                                                                 165,825,098
----------------------------------------------------------------------------------------------------------------------
Non-Agency Mortgage & Asset-Backed Securities 0.2%
Salomon Brothers Mortgage Securities VII, Inc. Floating Rate Mortgage Pass-Thru
Certificates, Series 1994-5, Class B2, 3.05%, Due 4/25/24 (d)                                500,280          510,561
----------------------------------------------------------------------------------------------------------------------
Total Non-Agency Mortgage & Asset-Backed Securities (Cost $480,269)                                           510,561
----------------------------------------------------------------------------------------------------------------------
Term Loans 16.5%
Consolidated Communications Acquisition Texas, Inc. Variable Rate Term Loan, 3.76%,
Due 3/18/10                                                                                2,000,000        2,010,000
Davita, Inc. Variable Rate Term Loan B, 3.55%, Due 3/31/09                                 4,255,240        4,297,792
Dex Media West Variable Rate Term Loan, 3.71%, Due 9/10/10                                 1,782,407        1,809,143
DirectTV Holdings LLC Variable Rate Term Loan, 3.61%, Due 3/06/10                          4,129,592        4,181,212
Goodyear Tire & Rubber Company Variable Rate Term Loan, 6.06%, Due 3/31/06                 2,500,000        2,534,375
INVISTA Variable Rate Term Loan, 4.56%, Due 4/30/11                                        1,500,000        1,522,500
Loews Cineplex Entertainment Corporation Bank Loan, 5.50%, Due 7/08/11 (c)                   600,000          606,000
Midwest Generation LLC Variable Rate Term Loans, 4.68%, Due 4/05/11                        1,995,000        2,027,419
Mueller Group, Inc. Variable Rate Term Loans, 4.73%, Due 3/24/11                           1,889,908        1,904,083
Nalco Company Variable Rate Term Loan B, 4.13%, Due 11/01/10                               2,716,527        2,760,671
PP Holdings Corporation Term Loan, 3.97%, Due 5/14/10                                      1,000,000        1,018,750
Qwest Term Loan A, 6.50%, Due 6/30/07                                                      3,575,000        3,713,531
Regal Cinemas Corporation Term Loan B, 3.49%, Due 10/19/10                                 2,417,992        2,442,172
Rent-A-Center, Inc. Variable Rate Term Loan, 3.14%, Due 6/30/10                            1,500,000        1,516,875
Triad Hospitals, Inc. Floating Rate Term Loan B, 3.73%, Due 1/04/08                        2,971,657        3,019,946
Warner Music Group Variable Rate Term Loan, 4.17%, Due 3/18/10                               997,500        1,012,462
----------------------------------------------------------------------------------------------------------------------
Total Term Loans (Cost $35,860,306)                                                                        36,376,931
----------------------------------------------------------------------------------------------------------------------
Short-Term Investments (a) 6.4%
Corporate Bonds 3.8%
JC Penney Company, Inc. Notes, 7.05%, Due 5/23/05                                          2,550,000        2,645,625
Rogers Cablesystems, Ltd. Senior Secured Second Priority Yankee Notes, Series B,
10.00%, Due 3/15/05                                                                        2,880,000        3,002,170
Tanger Properties LP Notes, 7.875%, Due 10/24/04                                           2,580,000        2,605,800
                                                                                                    ------------------
Total Corporate Bonds                                                                                       8,253,595

Repurchase Agreements 2.6%
ABN AMRO, Inc. (Dated 7/30/04), 1.35%, Due 8/02/04 (Repurchase proceeds
$3,800,427.50); Collateralized by: United States Government & Agency Issues                3,800,000        3,800,000
State Street Bank (Dated 7/30/04), 0.85%, Due 8/02/04 (Repurchase Proceeds
$2,012,242.52); Collateralized by: United States Government & Agency Issues                2,012,100        2,012,100
                                                                                                    ------------------
Total Repurchase Agreements                                                                                 5,812,100
----------------------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $13,934,097)                                                            14,065,695
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $213,141,582) 98.1%                                                 216,778,285
Other Assets and Liabilities, Net 1.9%                                                                      4,238,249
----------------------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                                        $221,016,534
======================================================================================================================


LEGEND
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(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Restricted security.
(c) All or a portion of security is when-issued.
(d) Illiquid security.

Percentages are stated as percentages of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Item 2.  Controls and Procedures

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-Q (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and
         (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.
(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strong Income Funds, Inc., on behalf of the Strong Advisor Municipal Bond Fund, Strong Corporate Income Fund,
Strong High-Yield Bond Fund, Strong Short-Term Income Fund, and
Strong Short-Term High Yield Bond Fund

By:      /s/ Gilbert L. Southwell III
         Gilbert L. Southwell III, Vice President and Secretary

Date:    September 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Thomas M. Zoeller
         Thomas M. Zoeller, Principal Executive Officer

Date:    September 29, 2004


By:      /s/ John W. Widmer
         John W. Widmer, Treasurer (Principal Financial Officer)

Date:    September 29, 2004